(ICON)

Prudential
California
Municipal
Fund

California Series

SEMI
ANNUAL
REPORT
Feb. 28, 1998

(LOGO)

Prudential California Municipal Fund
California Series

Performance At A Glance.
Tax-exempt bond prices climbed (and interest rates fell) over the past six months as investors cheered the unusually subdued inflation in the U.S. but fretted over an economic crisis in Asia.
Your Prudential California Municipal Fund --
California Series'
heavy investment in non-callable bonds -- that perform particularly well when the market rallies -- helped it surpass the return on the average comparable fund tracked by Lipper
Analytical Services
for the six-month period ended February 28, 1998.

Cumulative Total Returns1    As of 2/28/98
               Six      One          Five
Ten                 Since
              Months    Year         Years
Years             Inception2
Class A       5.45%     9.65%    34.82% (34.60)
N/A                82.34%  (82.03)
Class B       5.15      9.12     32.28  (32.06)
97.96% (97.47)    184.61  (181.55)
Class C       5.02      8.85     N/A
N/A                27.66   (27.45)
Class Z       5.41      9.66     N/A
N/A                14.22   (14.12)
Lipper CA
Muni Avg.3    5.06      9.37     34.62
110.00                  ***

Average Annual Total Returns1
As of 3/31/98
               One         Five            Ten
Since
               Year        Years          Years
Inception2
Class A        7.45%    5.79% (5.76)    N/A
7.20%  (7.18)
Class B        5.43     5.87  (5.84)    7.22%
(7.20)      8.03   (7.95)
Class C        9.16     N/A             N/A
6.87   (6.83)
Class Z        10.98    N/A             N/A
9.07   (9.01)

Distributions & Yields
As of 2/28/98

Taxable Equivalent Yield4
          Total Distributions    30-Day
At Tax Rates Of
           Paid for Six Mos.    SEC Yield
36%      39.6%
Class A         $0.33             4.03%
6.94%    7.36%
Class B         $0.30             3.75
6.46     6.85
Class C         $0.29             3.50
6.03     6.39
Class Z         $0.33             4.26
7.34     7.78

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper
Analytical Services. The cumulative total returns do not take into account sales charges. The average annual returns do take into account applicable sales charges. The Fund charges a maximum front-end sales load of 3% for Class A shares and a six-year declining contingent deferred sales charge (CDSC) of
5%, 4%, 3%, 2%, 1% and 1% for Class B shares.
Class C shares
have a 1% CDSC for one year. Without waiver of management fees and/or expense subsidization, the Series' cumulative and average annual total returns and distributions would have been lower, as indicated in parentheses ( ). Class B shares automatically convert to Class A shares on a quarterly basis, after approximately seven years. Class Z shares do not carry a sales charge or a distribution fee.

2 Inception dates: Class A, 1/22/90; Class B,
9/19/84; Class
C, 8/1/94; and Class Z, 9/18/96.

3 The Lipper California Municipal Bond fund average are for all funds in each share class for the six-month, one-, five- and 10-year categories.

4 Taxable equivalent yields reflect federal and applicable state tax rates.

***The Lipper Since Inception category return for
Class A
shares is 84.29%; for Class B is 225.84%; for Class C is
30.10% and for Class Z is 12.91% for all funds in each share class.

How Investments Compared.
(As of 2/28/98)
 (PIE CHART)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher yields means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal.
Investors have
received higher historical total returns from stocks than from most other invest-ments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities.
This
investment provides income that is usually exempt from federal and state income taxes.

U.S. Tax-Exempt Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

*18 years for Tax-Exempt Money Funds.

Christian Smith, Fund Manager
(PICTURE)

Portfolio
Manager's Report

The Series invests primarily in carefully selected, long-term municipal bonds that offer a high level of income exempt from
California state and federal income taxes, while still attempting to preserve capital. Certain shareholders, however, may be subject to the federal alternative minimum tax. There can be no assurance that the Series will achieve its investment objective.

Is Inflation Conquered?

Inflation inched up a mere 1.7% in 1997 and will likely remain tame this year as U.S. companies face increased competition from cheaper Asian imports. This is good news for bondholders because inflation hurts the value of their bonds' fixed interest and principal payments.

Strategy Session.
Asian Contagion
Lifts Muni Bonds.

Californians benefited from falling unemployment and solid job growth that pushed up personal income and consumer spending.
Local housing markets also strengthened as home prices and sales rose. This economic recovery, coupled with financial stability, were among the key factors that prompted Fitch
Investors Service to upgrade California general obligation bonds to AA- from A+ in October.

On the opposite side of the Pacific Rim, however, economic upheaval erupted in Asia in late October. Driven by imprudent lending practices of local banks and finance companies, frightened investors began selling Asian stocks and emerging market bonds and bought U.S. Treasury securities.
The ensuing rally in Treasuries spilled over into the municipal securities market, driving tax-exempt bond prices higher and yields lower. Investors also believed difficulties in Asia would help keep a lid on inflation in the U.S., so they worried less that rising inflation would erode bond returns.

By mid-January, the Bond Buyer Revenue Bond Index, a widely watched gauge of tax-exempt yields, reached a record low of
5.25%. This occurred during the same week that the 30-year
Treasury bond yield sank to 5.66%, its lowest point since 1977. Cash poured into Treasuries as investors were worried by the failure of Hong Kong's largest investment bank. Thus developments in
Asia indirectly aided municipal bonds by boosting
Treasuries.

During the reporting period, we extended your Series' duration
(a measure of sensitivity to interest rate changes) to nearly nine years from a low of 7.4 years, because a longer duration enabled the Series to appreciate faster as bond yields plunged.

Portfolio Composition.
Expressed as a percentage of
total investments as of 2/28/98.
(PIE CHART)

What Went Well.
Not Taking Any Calls.

As the bond rally accelerated, we positioned your Fund to take better advantage of price gains by increasing noncallable bonds to 58% of total investments as of February
28 from 52%
at the start of the reporting period. Emphasizing noncallable bonds proved a sound strategy: they gain more rapidly as interest rates decline because the bonds cannot be retired early.

In addition, many of our noncallable bonds are zero coupon bonds, which tend to rise quickly during a rally since they typically trade at a deep discount to maturity value. For example, we bought noncallable, zero coupon bonds of Alisal California
Unified School District in the autumn. The bonds surged during the reporting period. Because interest and principal payments are insured, Moody's Investors Service and Standard
& Poor's assigned the bonds a  triple-A rating.

And Not So Well.
A Difficult Finish.

The final month of the reporting period proved challenging for the bond market. Some investors sold municipal bonds after a speech by Federal Reserve Chairman Alan
Greenspan
dashed hopes for a federal funds rate cut in the near future.
(Bond prices typically rise after the key short-term rate is lowered.) Greenspan suggested that the U.S.
central bank will
not have to move soon because the effect of the Asian crisis will probably be enough to ward off an outbreak of inflation.
The sell-off that followed his remarks pushed tax exempt bond prices markedly lower, partially erasing the hefty gains scored in January.

Credit Quality.
Expressed as a percentage of
total investments as of 2/28/98.
(PIE CHART)

Five Largest Issuers.
12.4%   Southern California
        Public Power Authority
6.5%    Orange County Local
        Transportation Authority
4.8%    Santa Margarita
        Dana Point Authority
4.0%    Long Beach
        Harbor Rev.
3.6%    Metro Water District
        of Southern California

Expressed as a percentage of net assets
as of 2/28/98.

Looking Ahead.
U.S. economic growth is bound to slow this year because we expect struggling Asian countries will purchase fewer exports from the U.S. and flood our market with cheaper imports. We, too, believe this dampening of economic momentum will prove sufficient to quell any incipient inflationary pressures.
Furthermore,
bond prices will likely rise (and yields fall) as evidence of a less robust economic expansion emerges. Our bond market outlook therefore remains decidedly positive.

President's Letter
April 3, 1998
(PICTURE)

Investing Smart.

Dear Shareholder:
This is the season when many investors receive income tax refunds or have a CD or two maturing. What will you do with these assets? Investing smart can be a challenge especially given today's new investment choices.

The Federal Taxpayer Relief Act of 1997 is changing the way
Americans invest and accumulate wealth, save for college or build a nest egg for retirement. While the law offers opportunity, it is also complex. You may need help to put things in perspective.

Now may be an excellent time for you and your Prudential
Financial Professional to update your investment strategy and retirement plan. A wise investor does so periodically.
You could find the tax law opening doors that may benefit you now or over the long term, such as --

--   Revised Capital Gains Tax Rates & Exclusions.
Long-term
rates are down. Is your portfolio positioned to benefit? Also, new rules allow you to keep more of the profit from the sale of your home (perhaps up to $500,000 more).

--   New Roth IRAs. The Roth IRA features tax-free
distributions
and does not require mandatory withdrawals, which should be of particular interest to retirees seeking to shelter assets in a tax-free account.

--   New Education IRAs. Similar to a traditional
IRA, but
specifically designed for higher education. The new law also creates credits and deductions to help defray college costs.

--   Expanded IRAs. Rules governing traditional
IRAs have
been extensively revised. Deductibility and contribution limits have been broadened as has the list for penalty-free early withdrawals, including first-time home buyers.

As you can see, what you don't know may cost you!
That's why
I recommend you call your Prudential Financial
Professional
and get a free investment plan checkup. Let us give you the information and tools to invest smart.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
(Unaudited)                           CALIFORNIA
SERIES
--------------------------------------------------
------------------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description (a)
Rating      Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
LONG-TERM INVESTMENTS--98.9%
--------------------------------------------------
--------------------------------------------------
--------------------------
Alisal Unified Sch. Dist.,
   Capital Apprec., Ser. C, F.G.I.C.
Aaa          Zero         8/01/12    $ 1,025
$    504,085
   Capital Apprec., Ser. C, F.G.I.C.
Aaa          Zero         8/01/14      1,030
451,789
   Capital Apprec., Ser. C, F.G.I.C.
Aaa         Zero          8/01/16      1,005
393,749
   Capital Apprec., Ser. C, F.G.I.C.
Aaa         Zero          8/01/21      1,635
481,916
Arcadia Unified Sch. Dist., Gen. Oblig., Ser. A,
M.B.I.A.        Aaa         Zero          9/01/10
1,765             977,422
Baldwin Park Pub. Fin. Auth. Rev., Tax Alloc.
BBB(d)        7.05%       9/01/14      1,020
1,138,901
Berkeley Hosp. Rev., Alta Bates Hosp. Corp.
Aaa           7.65       12/01/15      1,500 (c)
1,631,355
Brea Pub. Fin. Auth. Rev., Sub. Tax Alloc. Redev.
Proj.,
   Ser. C
NR            8.10        3/01/21      5,000
5,402,050
Buena Park Cmnty. Redev. Agcy., Central Bus. Dist.
Proj.         BBB+(d)       7.10        9/01/14
2,500           2,741,175
California St. Hlth. Facs. Fin. Auth. Rev.,
   Episcopal Homes Foundation, Ser. A
A+(d)         7.70        7/01/18      2,500
2,579,000
   Eskaton Properties
NR            7.50        5/01/20      4,500 (c)
4,916,475
   Valleycare Hosp. Corp.
A+(d)         5.50        5/01/20      2,250
2,312,258
California St. Hsg. Fin. Agcy. Rev., Sngl. Fam.
Mtge., Ser.
   A
Aa          Zero          2/01/15      8,420
1,732,920
Chula Vista Redev. Agcy., Bayfront Tax Alloc.
BBB+(d)       7.625       9/01/24      4,500
5,254,065
Contra Costa Cnty., Spec. Tax Cmnty. Facs. Dist.
Pleasant
   Hill
NR            8.125       8/01/16      1,300
1,393,743
Desert Hosp. Dist., Cert. of Part.
AAA(d)        8.10        7/01/20      5,000 (c)
5,571,450
East Palo Alto Sanit. Dist., Cert. of Part.
NR            8.25       10/01/15      1,295
1,399,144
Fairfield Pub. Fin. Auth. Rev., Fairfield Redev.
Projs.,
   Ser. A
NR            7.90        8/01/21      4,200 (c)
4,790,058
Fontana Cmnty. Facs., Dist. No. 2, Spec. Tax Rev.,
Ser. B        NR            8.50        9/01/17
3,000           3,107,400
Foothill/Eastern Trans. Corridor Agcy.,
   Toll Rd. Rev., 1995-A
Baa         Zero          1/01/16      5,000
1,922,050
   Toll Rd. Rev.
Baa         Zero          1/01/18      2,950
1,014,859
Kings Cnty. Wst. Mgmt. Auth., Solid Wst. Rev.,
A.M.T.            BBB+(d)       7.20
10/01/14      1,225           1,378,419
La Canada Unified Sch. Dist.,
   Capital Apprec., F.G.I.C.
Aaa         Zero          8/01/12      1,600
786,864
   Unltd. Tax Gen. Oblig., F.G.I.C.
Aaa         Zero          8/01/13      1,680
780,646
Long Beach Harbor Rev., Ser A, A.M.T.
Aaa           6.00        5/15/16      5,500
6,110,060
Long Beach Redev. Agcy. Dist. No. 3, Spec. Tax
Rev.              NR            6.375
9/01/23      3,000           3,188,970
Los Angeles Cnty., Cert. of Part., Correctional
Facs.
   Proj., M.B.I.A.
Aaa         Zero          9/01/10      3,770 (c)
2,097,967
Los Angeles Cnty., Hsg. Auth., Multi-fam. Mtge.
Rev.,
   Mayflower Gardens Proj., Ser. K, G.N.M.A.
NR            8.875      12/20/10      2,100 (c)
2,428,503
Los Angeles Conv. & Exhib. Ctr. Auth., Cert. of
Part.            Aaa           9.00       12/01/10
1,250 (c)       1,643,750
Met. Wtr. Dist. of Southern California,
   Rev. Linked S.A.V.R.S. & R.I.B.S.
Aa            5.75        8/10/18      1,000
1,095,280
   Waterworks Rev Rfdg., Ser. A
Aa            5.75        7/01/21      4,000
4,404,400
Midpeninsula Regional Open Space Dist. Fin. Auth.
Rev.,
   A.M.B.A.C.
Aaa         Zero          9/01/15      3,000
1,204,440
Mojave Desert Solid Wst. Victor Vally Materials,
Recov.
   Fac., A.M.T.
Baa1          7.875       6/01/20      1,175
1,356,878

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
(Unaudited)                           CALIFORNIA
SERIES
--------------------------------------------------
------------------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description (a)
Rating      Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Orange Cnty. Loc. Trans. Auth.,
   Linked S.A.V.R.S. & R.I.B.S., A.M.B.A.C.
Aaa           6.20%       2/14/11   $  8,000
$  9,152,800
   R.I.B.S.
AA3(d)        6.20        2/14/11        750
953,437
Pasadena California Spec. Tax
   Capital Apprec., Cmnty. Facs., Dist. 1-A
Aaa         Zero         12/01/16      1,015
390,988
   Capital Apprec., Cmnty. Facs., Dist. 1-A
Aaa         Zero         12/01/17      1,080
392,364
   Capital Apprec., Cmnty. Facs., Dist. 1-A
Aaa         Zero         12/01/18      1,210
413,433
   Capital Apprec., Cmnty. Facs., Dist. 1-A
Aaa         Zero         12/01/19      1,310
422,344
   Capital Apprec., Cmnty. Facs., Dist. 1-A
Aaa         Zero         12/01/20      1,405
430,014
Petaluma City Joint Union High Sch. Dist.,
   Capital Apprec., M.B.I.A.
Aaa         Zero          8/01/14      1,170
513,197
   Capital Apprec., M.B.I.A.
Aaa         Zero          8/01/15      1,600
661,824
   Capital Apprec., M.B.I.A.
Aaa         Zero          8/01/16      1,455
570,055
   Capital Apprec., M.B.I.A.
Aaa         Zero          8/01/17      3,015
1,114,223
Redding Elec. Sys. Rev., Cert. of Part., Linked
S.A.V.R.S.
   & R.I.B.S., M.B.I.A.
Aaa           6.368       7/01/22      3,550
4,082,571
Roseville City Sch. Dist., Cap. Apprec. Ser. A,
F.G.I.C.         Aaa         Zero          8/01/10
1,230             683,831
San Bernardino Cnty.,
   Cert. of Part, Med. Ctr. Fin. Proj., M.B.I.A.
Aaa           5.50        8/01/22      4,400
4,682,348
   Fin. Auth. Ref. Impt., Granada Hills, Ser. A
BBB-(d)       6.90        5/01/27      1,715
1,899,671
San Francisco City & Cnty., Redev. Agcy., Lease
Rev., Cap.
   Apprec.
A1          Zero          7/01/09      2,000
1,163,840
San Jose, Unified Sch. Dist., Santa Clara,
   Gen. Oblig., Ser. A, F.G.I.C.
Aaa         Zero          8/01/17      1,350
498,906
   Gen. Oblig., Ser. A, F.G.I.C.
Aaa         Zero          8/01/21      2,980
878,355
Santa Cruz Cnty. Pub. Fin. Auth. Rev., Tax Alloc.
Sub. Ln.,
   Ser. B
AAA(d)        7.625       9/01/21      2,350 (c)
2,540,280
Santa Margarita, Dana Point Auth.,
   Impvt. Dists. 3, Ser. A, M.B.I.A.
Aaa           7.25        8/01/09      1,400
1,743,826
   Impvt. Dists. 3, Ser. B, M.B.I.A.
Aaa           7.25        8/01/08      2,500
3,083,550
   Impvt. Dists. 3, Ser. B, M.B.I A.
Aaa           7.25        8/01/09      1,000
1,245,590
   Impvt. Dists. 3, Ser. B, M.B.I.A.
Aaa           7.25        8/01/14      1,000
1,273,550
So. Orange Cnty., Pub. Fin. Auth.,
   Foothill Area Proj., F.G.I.C.
Aaa           6.50        8/15/10        750
888,758
   Spec. Tax Rev., M.B.I.A.
Aaa           7.00        9/01/11      3,500
4,330,270
Southern California Pub. Pwr. Auth.,
   Proj. Rev.
A             6.75        7/01/10      2,265
2,693,629
   Proj. Rev.
A             6.75        7/01/11      1,195
1,427,810
   Proj. Rev.
A             6.75        7/01/12      2,935
3,509,702
   Proj. Rev.
A             6.75        7/01/13      4,000
4,791,360
   Proj. Rev., A.M.B.A.C.
Aaa         Zero          7/01/16      7,925 (c)
3,112,623
   Transmission Proj. Rev. Rfdg., Ser. A, F.G.I.C.
Aaa         Zero          7/01/12      7,080 (c)
3,515,786
Stockton Cmnty. Facs. Dist. No. 90-2, Brookside
Estates          NR            6.20        8/01/15
700             729,883
Sulphur Springs Union Sch. Dist., Ser. A, M.B.I.A.
Aaa         Zero          9/01/09      2,000
1,174,260
Torrance Redev. Agcy., Rfdg. Tax. Alloc., Downtown
Redev.        Baa           7.125       9/01/21
1,580           1,718,250

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as
of February 28, 1998                  PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
(Unaudited)                           CALIFORNIA
SERIES
--------------------------------------------------
------------------------------

Principal

Moody's    Interest     Maturity     Amount
Value
Description (a)
Rating      Rate         Date        (000)
(Note 1)
--------------------------------------------------
--------------------------------------------------
--------------------------
Vacaville Cmnty. Redev. Agcy., Cmnty. Hsg. Fin.
   Multi-family
A-(d)        7.375%      11/01/14    $ 1,110
$  1,193,794
Vallecito Ca. Union Sch. Dist., Ser A, F.S.A.
Aaa          Zero         9/01/20      1,155
358,119
Victor Valley Union High Sch. Dist.,
   Gen. Oblig., M.B.I.A.
Aaa          Zero         9/01/09      2,075
1,218,295
   Gen. Oblig., M.B.I.A.
Aaa         Zero          9/01/15      5,070
2,088,282
Virgin Islands Terr., Hugo Ins. Claims Fund Proj.,
Ser. 91       NR            7.75       10/01/06
730             813,870
Walnut Valley Unified Sch. Dist., M.B.I.A.
Aaa           6.00        8/01/15      1,870 (c)
2,130,491
Whittier Pub. Fin. Auth. Rev., Whittier Blvd.
Redev. Proj.,
   Ser. A
NR            7.50        9/01/14        825
850,080

------------
Total long-term investments (cost $134,003,151)
151,528,300
SHORT-TERM INVESTMENTS--0.1%
California St. Cmntys. Dev. Auth., Chevron Proj.,
Ser 94,
   F.R.D.D. (cost $200,000)
P-1           3.65        3/02/98        200
200,000

------------
Total Investments--99.0%
(cost $134,203,151; Note 4)
151,728,300
Other assets in excess of liabilities--1.0%
1,500,825

------------
Net Assets--100%
$153,229,125

------------

------------

---------------
(a) The following abbreviations are used in
portfolio descriptions:
     A.M.B.A.C.--American Municipal Bond Assurance
Corporation.
     A.M.T.--Alternative Minimum Tax.
     F.G.I.C.--Financial Guaranty Insurance
Company.
     F.R.D.D.--Floating Rate (Daily) Demand Note
(b).
     F.S.A.--Financial Security Assurance.
     G.N.M.A.--Government National Mortgage
Association.
     M.B.I.A.--Municipal Bond Insurance
Association.
     R.I.B.S.--Residual Interest Bearing
Securities.
     S.A.V.R.S.--Select Auction Variable Rate
Securities.
(b) For purposes of amortized cost valuation, the
maturity date of Floating Rate
    Demand Notes is considered to be the later of
the next date on which the
    security can be redeemed at par, or the next
date on which the rate of
    interest is adjusted.
(c) Prerefunded issues are secured by escrowed
cash and/or direct U.S.
    guaranteed obligations.
(d) Standard & Poor's Rating.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current Statement of Additional
Information contains a description of
Moody's and Standard & Poor's ratings.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     5

                                        PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Statement of Assets and Liabilities
(Unaudited)                             CALIFORNIA
SERIES
--------------------------------------------------
------------------------------

Assets
February 28, 1998
Investments, at value (cost
$134,203,151).....................................
 ............................        $ 151,728,300
Cash..............................................
 ..................................................
 ......               13,866
Interest
receivable........................................
 ...............................................
1,888,130
Receivable for Series shares
sold..............................................
 ...........................              257,744
Other
assets............................................
 ..................................................
3,147

-----------------
   Total
assets............................................
 ...............................................
153,891,187

-----------------
Liabilities
Payable for investments
purchased.........................................
 ................................
363,917
Payable for Series shares
reacquired........................................
 ..............................
74,310
Dividends
payable...........................................
 ..............................................
67,658
Management fee
payable...........................................
 .........................................
58,990
Accrued
expenses..........................................
 ................................................
57,172
Distribution fee
payable...........................................
 .......................................
32,700
Deferred trustee's
fees..............................................
 .....................................
7,315

-----------------
   Total
liabilities.......................................
 ...............................................
662,062

-----------------
Net
Assets............................................
 ..................................................
 ..        $ 153,229,125

-----------------

-----------------
Net assets were comprised of:
   Shares of beneficial interest, at
par...............................................
 ...................        $     126,578
   Paid-in capital in excess of
par...............................................
 ........................          138,471,087

-----------------

138,597,665
   Accumulated net realized loss on
investments.......................................
 ....................           (2,893,689)
   Net unrealized appreciation on
investments.......................................
 ......................           17,525,149

-----------------
Net assets, February 28,
1998..............................................
 ...............................        $
153,229,125

-----------------

-----------------
Class A:
   Net asset value and redemption price per share
      ($84,465,673 / 6,976,585 shares of
beneficial interest issued and
outstanding)......................
$12.11
   Maximum sales charge (3% of offering
price)............................................
 ................                  .37

-----------------
   Maximum offering price to
public............................................
 ...........................               $12.48

-----------------

-----------------
Class B:
   Net asset value, offering price and redemption
price per share
      ($67,417,473 / 5,570,192 shares of
beneficial interest issued and
outstanding)......................
$12.10

-----------------

-----------------
Class C:
   Net asset value, offer price and redemption
price per share
      ($538,058 / 44,456 shares of beneficial
interest issued and
outstanding)............................
$12.10

-----------------

-----------------
Class Z:
   Net asset value, offer price and redemption
price per share
      ($807,921 / 66,707 shares of beneficial
interest issued and
outstanding)............................
$12.11

-----------------

-----------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     6

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
CALIFORNIA SERIES
Statement of Operations (Unaudited)
--------------------------------------------------
----------

Six Months

Ended
Net Investment Income
February 28, 1998
Income
   Interest................................      $
4,609,518
                                              ----
-------------
Expenses
   Management fee..........................
380,184
   Distribution fee--Class A...............
41,579
   Distribution fee--Class B...............
169,360
   Distribution fee--Class C...............
1,478
   Custodian's fees and expenses...........
44,000
   Transfer agent's fees and expenses......
38,000
   Registration fees.......................
20,000
   Reports to shareholders.................
15,000
   Legal fees and expenses.................
7,000
   Audit fee...............................
6,500
   Trustees' fees and expenses.............
4,000
   Miscellaneous...........................
6,047
                                              ----
-------------
      Total expenses.......................
733,148
                                              ----
-------------
Net investment income......................
3,876,370
                                              ----
-------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions.................
267,973
   Financial futures transactions..........
(274,285)
                                              ----
-------------

(6,312)
                                              ----
-------------
Net change in unrealized appreciation on:
   Investments.............................
3,962,561
   Financial futures contracts.............
58,125
                                              ----
-------------

4,020,686
                                              ----
-------------
Net gain on investments....................
4,014,374
                                              ----
-------------
Net Increase in Net Assets
Resulting from Operations..................      $
7,890,744
                                              ----
-------------
                                              ----
-------------

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
CALIFORNIA SERIES
Statement of Changes in Net Assets (Unaudited)
--------------------------------------------------
----------

                                     Six Months
                                        Ended
Year Ended
Increase (Decrease)                 February 28,
August 31,
in Net Assets                           1998
1997
Operations
   Net investment income........    $   3,876,370
$   8,269,890
   Net realized gain (loss) on
      investment transactions...           (6,312)
1,514,692
   Net change in unrealized
      appreciation of
      investments...............        4,020,686
3,405,416
                                  ----------------
-    ---------------
   Net increase in net assets
      resulting from
      operations................        7,890,744
13,189,998
                                  ----------------
-    ---------------
Dividends and distributions
   (Note 1)
   Dividends from net investment
      income
      Class A...................       (2,194,180)
(4,328,873)
      Class B...................       (1,652,140)
(3,893,152)
      Class C...................           (9,152)
(23,434)
      Class Z...................          (20,898)
(24,431)
                                  ----------------
-    ---------------
                                       (3,876,370)
(8,269,890)
                                  ----------------
-    ---------------
   Distributions in excess of
      net investment income
      Class A...................          (53,532)
(14,903)
      Class B...................          (42,305)
(14,710)
      Class C...................             (231)
(110)
      Class Z...................             (525)
(68)
                                  ----------------
-    ---------------
                                          (96,593)
(29,791)
                                  ----------------
-    ---------------
Series share transactions (net
   of share conversions) (Note
   5)
   Net proceeds from shares
      sold......................        3,935,351
8,712,231
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions.............        2,235,182
4,528,865
   Cost of shares reacquired....       (9,531,485)
(24,068,018)
                                  ----------------
-    ---------------
   Net decrease in net assets
      from Series share
      transactions..............       (3,360,952)
(10,826,922)
                                  ----------------
-    ---------------
Total increase (decrease).......          556,829
(5,936,605)
Net Assets
Beginning of period.............      152,672,296
158,608,901
                                  ----------------
-    ---------------
End of period...................    $ 153,229,125
$ 152,672,296
                                  ----------------
-    ---------------
                                  ----------------
-    ---------------

--------------------------------------------------
------------------------------
See Notes to Financial Statements.     7

                                     PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Notes to Financial Statements
(Unaudited)                          CALIFORNIA
SERIES
--------------------------------------------------
------------------------------
Prudential California Municipal Fund (the 'Fund')
is registered under the
Investment Company Act of 1940 as an open-end
investment company. The Fund was
organized as a Massachusetts business trust on May
18, 1984 and consists of
three series. The monies of each series are
invested in separate, independently
managed portfolios. The California Series (the
'Series') commenced investment
operations on September 19, 1984. The Series is
diversified and seeks to achieve
its investment objective of obtaining the maximum
amount of income exempt from
federal and California state income taxes with the
minimum of risk by investing
in 'investment grade' tax-exempt securities whose
ratings are within the four
highest ratings categories by a nationally
recognized statistical rating
organization or, if not rated, are of comparable
quality. The ability of the
issuers of the securities held by the Series to
meet their obligations may be
affected by economic developments in a specific
state, industry or region.
--------------------------------------------------
----------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund, and the Series, in the preparation of its
financial statements.
Securities Valuations: The Series values municipal
securities (including
commitments to purchase such securities on a 'when-
issued' basis) on the basis
of prices provided by a pricing service which uses
information with respect to
transactions in bonds, quotations from bond
dealers, market transactions in
comparable securities and various relationships
between securities in
determining values. If market quotations are not
readily available from such
pricing service, a security is valued at its fair
value as determined under
procedures established by the Trustees. Short-term
securities which mature in
more than 60 days are valued at current market
quotations. Short-term securities
which mature in 60 days or less are valued at
amortized cost. All securities are
valued as of 4:15 p.m., New York time.
Financial Futures Contracts: A financial futures
contract is an agreement to
purchase (long) or sell (short) an agreed amount
of securities at a set price
for delivery on a future date. Upon entering into
a financial futures contract,
the Series is required to pledge to the broker an
amount of cash and/or other
assets equal to a certain percentage of the
contract amount. This amount is
known as the 'initial margin.' Subsequent
payments, known as 'variation margin,'
are made or received by the Series each day,
depending on the daily fluctuations
in the value of the underlying security. Such
variation margin is recorded for
financial statement purposes on a daily basis as
unrealized gain or loss. When
the contract expires or is closed, the gain or
loss is realized and is presented
in the statement of operations as net realized
gain(loss) on financial futures
transactions.
The Series invests in financial futures contracts
in order to hedge its existing
portfolio securities or securities the Series
intends to purchase, against
fluctuations in value caused by changes in
prevailing interest rates. Should
interest rates move unexpectedly, the Series may
not achieve the anticipated
benefits of the financial futures contracts and
may realize a loss. The use of
futures transactions involves the risk of
imperfect correlation in movements in
the price of futures contracts, interest rates and
the underlying hedged assets.
Securities Transactions and Net Investment Income:
Securities transactions are
recorded on the trade date. Realized gains and
losses on sales of securities are
calculated on the identified cost basis. Interest
income is recorded on the
accrual basis. The Series amortizes premiums and
original issue discount paid on
purchases of portfolio securities as adjustments
to interest income. Expenses
are recorded on the accrual basis which may
require the use of certain estimates
by management.
Net investment income (other than distribution
fees) and realized and unrealized
gains or losses are allocated daily to each class
of shares based upon the
relative proportion of net assets of each class at
the beginning of the day.
Federal Income Taxes: For federal income tax
purposes, each series in the Fund
is treated as a separate taxpaying entity. It is
the intent of the Series to
continue to meet the requirements of the Internal
Revenue Code applicable to
regulated investment companies and to distribute
all of its net income to
shareholders. For this reason no federal income
tax provision is required.
Dividends and Distributions: The Series declares
daily dividends from net
investment income. Payment of dividends is made
monthly. Distributions of net
capital gains, if any, are made annually.
Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ from
generally accepted accounting
principles.
--------------------------------------------------
------------------------------
                                        PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Notes to Financial Statements
(Unaudited)                             CALIFORNIA
SERIES
--------------------------------------------------
------------------------------
Reclassification of Capital Accounts: The Fund
accounts and reports for
distributions to shareholders in accordance with
Statement of Position 93-2:
Determination, Disclosure, and Financial Statement
Presentation of Income,
Capital Gain and Return of Capital Distributions
by Investment Companies. The
effect of applying this statement was to increase
undistributed net investment
income and increase accumulated net realized loss
by $96,593, due to the sale of
securities purchased with market discount. Net
investment income, net realized
gains and net assets were not affected by this
change.
--------------------------------------------------
----------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the
subadviser's performance of such
services. PIFM has entered into a subadvisory
agreement with The Prudential
Investment Corporation ('PIC'); PIC furnishes
investment advisory services in
connection with the management of the Fund. PIFM
pays for the cost of the
subadviser's services, compensation of officers of
the Fund, occupancy and
certain clerical and bookkeeping costs of the
Fund. The Fund bears all other
costs and expenses.
The management fee paid PIFM is computed daily and
payable monthly, at an annual
rate of .50 of 1% of the average daily net assets
of the Series.
The Fund has a distribution agreement with
Prudential Securities Incorporated
('PSI') which acts as the distributor of the Class
A, Class B, Class C and Class
Z shares of the Fund. The Fund compensates PSI for
distributing and servicing
the Fund's Class A, Class B and Class C shares,
pursuant to plans of
distribution, (the 'Class A, B and C Plans'),
regardless of expenses actually
incurred by PSI. The distribution fees are accrued
daily and payable monthly. No
distribution or service fees are paid to PSI as
distributor of the Class Z
shares of the Fund.
Pursuant to the Class A, B and C Plans, the Fund
compensates PSI for
distribution-related activities at an annual rate
of up to .30 of 1%, .50 of 1%
and 1% of the average daily net assets of the
Class A, B and C shares,
respectively. Such expenses under the Plans were
 .10 of 1%, .50 of 1% and .75 of
1% of the average daily net assets of the Class A,
B and C shares, respectively,
for the six months ended February 28, 1998.
PSI has advised the Series that they have received
approximately $11,700 in
front-end sales charges resulting from sales of
Class A shares during the six
months ended February 28, 1998. From these fees,
PSI paid such sales charges to
affiliated broker-dealers, which in turn paid
commissions to salespersons and
incurred other distribution costs.
PSI has advised the Series that for the six months
ended February 28, 1998, it
received approximately $49,000 in contingent
deferred sales charges imposed upon
certain redemptions by Class B shareholders.
PSI, PIFM and PIC are indirect, wholly owned
subsidiaries of The Prudential
Insurance Company of America.
The Series, along with other affiliated registered
investment companies (the
'Funds'), has a credit agreement (the 'Agreement')
with an unaffiliated lender.
The maximum commitment under the Agreement is
$200,000,000. Interest on any such
borrowings outstanding will be at market rates.
The purpose of the Agreement is
to serve as an alternative source of funding for
capital share redemptions. The
Series has not borrowed any amounts pursuant to
the Agreement during the six
months ended February 28, 1998. The Funds pay a
commitment fee at an annual rate
of .055 of 1% on the unused portion of the credit
facility. The commitment fee
is accrued and paid quarterly on a pro rata basis
by the Funds. The Agreement
expired on December 30, 1997 and has been extended
through December 29, 1998
under the same terms.
--------------------------------------------------
----------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a
wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent. During the
six months ended February 28,
1998, the Series incurred fees of approximately
$26,900 for the services of
PMFS. As of February 28 1998, approximately $4,500
of such fees were due to
PMFS. Transfer agent fees and expenses in the
Statement of Operations include
certain out-of-pocket expenses paid to
nonaffiliates.
--------------------------------------------------
----------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities of the
Series, excluding short-term
investments, for the six months ended February 28,
1998 were $13,005,091 and
$17,713,962, respectively.
The cost basis of investments for federal income
tax purposes at February 28,
1998 was substantially the same as for financial
reporting purposes and,
accordingly, net unrealized appreciation of
investments for federal income tax
purposes was $17,525,149 (gross unrealized
appreciation--$17,666,917; gross
unrealized depreciation--$141,768).
For federal income tax purposes, the Series has a
capital loss carryforward as
of August 31, 1997 of approximately $2,945,800
which expires in 2003.
--------------------------------------------------
------------------------------

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Notes to Financial Statements
(Unaudited)
CALIFORNIA SERIES
--------------------------------------------------
------------------------------
Accordingly, no capital gains distribution is
expected to be paid to
shareholders until net gains have been realized in
excess of such carryforward.
--------------------------------------------------
----------
Note 5. Capital
The Series offers Class A, Class B, Class C and
Class Z shares. Class A shares
are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value.
The Fund has authorized an unlimited number of shares of beneficial interest for each class at $.01 par value per share.
Transactions in shares of beneficial interest for the period ended February 28,
1998 and the fiscal year ended August 31, 1997 were as follows:

Class A                                 Shares
Amount
------------------------------------  ----------
------------
Six months ended February 28, 1998:
Shares sold.........................      63,320
$    761,220
Shares issued in reinvestment of
  dividends and distributions.......     106,384
1,277,773
Shares reacquired...................    (383,157)
(4,604,132)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion.................    (213,453)
(2,565,139)
Shares issued upon conversion from
  Class B...........................     281,531
3,363,091
                                      ----------
------------
Net increase in shares
  outstanding.......................      68,078
$    797,952
                                      ----------
------------
                                      ----------
------------
Class A                                 Shares
Amount
------------------------------------  ----------
------------
Year ended August 31, 1997:
Shares sold.........................     217,828
$  2,553,793
Shares issued in reinvestment of
  dividends and distributions.......     205,336
2,392,394
Shares reacquired...................    (867,579)
(10,113,668)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion.................    (444,415)
(5,167,481)
Shares issued upon conversion from
  Class B...........................     980,623
11,397,357
                                      ----------
------------
Net increase in shares
  outstanding.......................     536,208
$  6,229,876
                                      ----------
------------
                                      ----------
------------
Class B
------------------------------------
Six months ended February 28, 1998:
Shares sold.........................     235,240
$  2,828,408
Shares issued in reinvestment of
  dividends and distributions.......      77,506
930,145
Shares reacquired...................    (401,792)
(4,828,229)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion.................     (89,046)
(1,069,676)
Shares reacquired upon conversion
  into
  Class A...........................    (281,531)
(3,363,091)
                                      ----------
------------
Net decrease in shares
  outstanding.......................    (370,577)
$ (4,432,767)
                                      ----------
------------
                                      ----------
------------
Year ended August 31, 1997:
Shares sold.........................     458,940
$  5,365,324
Shares issued in reinvestment of
  dividends and distributions.......     179,511
2,089,875
Shares reacquired...................  (1,168,280)
(13,597,983)
                                      ----------
------------
Net decrease in shares outstanding
  before conversion.................    (529,829)
(6,142,784)
Shares reacquired upon conversion
  into
  Class A...........................    (980,623)
(11,397,357)
                                      ----------
------------
Net decrease in shares
  outstanding.......................  (1,510,452)
$(17,540,141)
                                      ----------
------------
                                      ----------
------------

--------------------------------------------------
------------------------------
                                        PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Notes to Financial Statements
(Unaudited)                             CALIFORNIA
SERIES
--------------------------------------------------
------------------------------

Class C                                 Shares
Amount
------------------------------------  ----------
------------
Six months ended February 28, 1998:
Shares sold.........................      17,709
$    215,263
Shares issued in reinvestment of
  dividends and distributions.......         707
8,493
Shares reacquired...................      (2,309)
(27,769)
                                      ----------
------------
Net increase in shares
  outstanding.......................      16,107
$    195,987
                                      ----------
------------
                                      ----------
------------
Year ended August 31, 1997:
Shares sold.........................       7,546
$     88,551
Shares issued in reinvestment of
  dividends and distributions.......       1,947
22,646
Shares reacquired...................     (28,622)
(334,140)
                                      ----------
------------
Net decrease in shares
  outstanding.......................     (19,129)
$   (222,943)
                                      ----------
------------
                                      ----------
------------
Class Z
------------------------------------
Six months ended February 28, 1998:
Shares sold.........................      10,903
$    130,460
Shares issued in reinvestment of
  dividends and distributions.......       1,562
18,771
Shares reacquired...................      (5,888)
(71,355)
                                      ----------
------------
Net increase in shares
  outstanding.......................       6,577
$     77,876
                                      ----------
------------
                                      ----------
------------
September 18, 1996(a) through
  August 31, 1997:
Shares sold.........................      60,003
$    704,563
Shares issued in reinvestment of
  dividends and distributions.......       2,051
23,950
Shares reacquired...................      (1,924)
(22,227)
                                      ----------
------------
Net increase in shares
  outstanding.......................      60,130
$    706,286
                                      ----------
------------
                                      ----------
------------

---------------
(a) Commencement of offering of Class Z shares.
--------------------------------------------------
------------------------------

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Financial Highlights (Unaudited)
CALIFORNIA SERIES
--------------------------------------------------
------------------------------

Class A

--------------------------------------------------
----------------------

Six Months

Ended                          Year Ended August
31,

February 28,     ---------------------------------
----------------------

1998          1997        1996        1995
1994        1993

------------     -------     -------     -------
-------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............
$  11.80       $ 11.44     $ 11.49     $ 11.30
$ 12.16     $ 11.48

------       -------     -------     -------     -
------     -------
Income from investment operations
Net investment income............................
 .32           .65(a)      .65(a)      .66(a)
 .65         .69
Net realized and unrealized gain (loss) on
   investment transactions.......................
 .32           .36        (.05)        .19
(.74)        .68

------       -------     -------     -------     -
------     -------
   Total from investment operations..............
 .64          1.01         .60         .85
(.09)       1.37

------       -------     -------     -------     -
------     -------
Less distributions
Dividends from net investment income.............
(.32)         (.65)       (.65)       (.66)
(.65)       (.69)
Distributions in excess of net investment
   income........................................
(.01)           --(c)       --          --
--          --
Distributions from net realized gains............
--            --          --          --
(.12)         --

------       -------     -------     -------     -
------     -------
   Total distributions...........................
(.33)         (.65)       (.65)       (.66)
(.77)       (.69)

------       -------     -------     -------     -
------     -------
Net asset value, end of period...................
$  12.11       $ 11.80     $ 11.44     $ 11.49
$ 11.30     $ 12.16

------       -------     -------     -------     -
------     -------

------       -------     -------     -------     -
------     -------
TOTAL RETURN(b):.................................
5.45%         9.01%       5.23%       7.90%
(0.80)%     12.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..................
$ 84,466       $81,535     $72,876     $68,403
$12,082     $11,116
Average net assets (000).........................
$ 83,846       $78,347     $71,119     $42,617
$11,812     $ 7,728
Ratios to average net assets:
   Expenses, including distribution fees.........
 .78%(d)       .76%(a)     .81%(a)     .73%(a)
 .73%        .77%
   Expenses, excluding distribution fees.........
 .68%(d)       .66%(a)     .71%(a)     .63%(a)
 .63%        .67%
   Net investment income.........................
5.28%(d)      5.53%(a)    5.58%(a)    5.90%(a)
5.57%       5.82%
For Class A, B, C and Z shares:
   Portfolio turnover rate.......................
9%           14%         26%         44%
69%         43%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Less than $.005 per share.
(d) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     12

PRUDENTIAL CALIFORNIA MUNICIPAL FUND
Financial Highlights (Unaudited)
CALIFORNIA SERIES
--------------------------------------------------
------------------------------

Class B

--------------------------------------------------
--------------------------

Six Months

Ended                            Year Ended August
31,

February 28,     ---------------------------------
--------------------------

1998          1997         1996         1995
1994         1993

------------     -------     --------     --------
--------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............
$  11.80       $ 11.43     $  11.49     $  11.29
$  12.15     $  11.48

------       -------     --------     --------
--------     --------
Income from investment operations
Net investment income............................
 .29           .60(a)       .60(a)       .62(a)
 .60          .64
Net realized and unrealized gain (loss) on
   investment transactions.......................
 .31           .37         (.06)         .20
(.74)         .67

------       -------     --------     --------
--------     --------
   Total from investment operations..............
 .60           .97          .54          .82
(.14)        1.31

------       -------     --------     --------
--------     --------
Less distributions
Dividends from net investment income.............
(.29)         (.60)        (.60)        (.62)
(.60)        (.64)
Distributions in excess of net investment
   income........................................
(.01)           --(c)        --           --
--           --
Distributions from net realized gains............
--            --           --           --
(.12)          --

------       -------     --------     --------
--------     --------
   Total distributions...........................
(.30)         (.60)        (.60)        (.62)
(.72)        (.64)

------       -------     --------     --------
--------     --------
Net asset value, end of period...................
$  12.10       $ 11.80     $  11.43     $  11.49
$  11.29     $  12.15

------       -------     --------     --------
--------     --------

------       -------     --------     --------
--------     --------
TOTAL RETURN(b):.................................
5.15%         8.67%        4.73%        7.56%
(1.20)%       11.74%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..................
$ 67,417       $70,093     $ 85,190     $103,891
$184,985     $207,634
Average net assets (000).........................
$ 68,305       $75,935     $ 96,525     $136,275
$201,558     $190,944
Ratios to average net assets:
   Expenses, including distribution fees.........
1.18%(d)      1.16%(a)     1.21%(a)     1.13%(a)
1.13%        1.17%
   Expenses, excluding distribution fees.........
 .68%(d)       .66%(a)      .71%(a)      .63%(a)
 .63%         .67%
   Net investment income.........................
4.88%(d)      5.13%(a)     5.18%(a)     5.50%(a)
5.17%        5.44%

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Less than $.005 per share.
(d) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     13

                                        PRUDENTIAL
CALIFORNIA MUNICIPAL FUND
Financial Highlights (Unaudited)        CALIFORNIA
SERIES
--------------------------------------------------
------------------------------

Class C                                  Class Z

--------------------------------------------------
----------     ------------

August 1,

Six Months
1994(d)        Six Months

Ended            Year Ended August 31,
through          Ended

February 28,     ----------------------------
August 31,     February 28,

1998          1997       1996       1995
1994            1998

------------     ------     ------     ------
----------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............
$11.80        $11.43     $11.49     $11.29
$11.32          $11.81

-----        ------     ------     ------        -
----           -----
Income from investment operations
Net investment income............................
 .28           .57(a)     .57(a)     .59(a)
 .04             .32
Net realized and unrealized gain (loss) on
   investment transactions.......................
 .31           .37       (.06)       .20
(.03)            .31

-----        ------     ------     ------        -
----           -----
   Total from investment operations..............
 .59           .94        .51        .79
 .01             .63

-----        ------     ------     ------        -
----           -----
Less distributions
Dividends from net investment income.............
(.28)         (.57)      (.57)      (.59)
(.04)           (.32)
Distributions in excess of net investment
   income........................................
(.01)        --(c)         --         --
--            (.01)

-----        ------     ------     ------        -
----           -----
   Total distributions...........................
(.29)         (.57)      (.57)      (.59)
(.04)           (.33)

-----        ------     ------     ------        -
----           -----
Net asset value, end of period...................
$12.10        $11.80     $11.43     $11.49
$11.29          $12.11

-----        ------     ------     ------        -
----           -----

-----        ------     ------     ------        -
----           -----
TOTAL RETURN(b):.................................
5.02%         8.40%      4.47%      7.29%
 .05%           5.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..................
$  538        $  334     $  543     $  129       $
200(e)       $  808
Average net assets (000).........................
$  397        $  480     $  286     $   76       $
199(e)       $  269
Ratios to average net assets:
   Expenses, including distribution fees.........
1.43%(g)      1.41%(a)   1.46%(a)   1.38%(a)
1.71%(g)         .68%(g)
   Expenses, excluding distribution fees.........
 .68%(g)       .66%(a)    .71%(a)    .63%(a)
 .96%(g)         .68%(g)
   Net investment income.........................
4.63%(g)      4.88%(a)   4.93%(a)   5.25%(a)
4.87%(g)        5.38%(g)

September 18,

1996(f)

through

August 31,

1997

-------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............
$ 11.50

-----
Income from investment operations
Net investment income............................
 .64(a)
Net realized and unrealized gain (loss) on
   investment transactions.......................
 .31

-----
   Total from investment operations..............
 .95

-----
Less distributions
Dividends from net investment income.............
(.64)
Distributions in excess of net investment
   income........................................
--(c)

-----
   Total distributions...........................
(.64)

-----
Net asset value, end of period...................
$ 11.81

-----

-----
TOTAL RETURN(b):.................................
8.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)..................
$   710
Average net assets (000).........................
$   458
Ratios to average net assets:
   Expenses, including distribution fees.........
 .66%(a)/(g)
   Expenses, excluding distribution fees.........
 .66%(a)/(g)
   Net investment income.........................
5.35%(a)/(g)

---------------
(a) Net of management fee waiver.
(b) Total return does not consider the effects of
sales loads. Total return is
    calculated assuming a purchase of shares on
the first day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total returns for periods of
less than a full year are not
    annualized.
(c) Less than $.005 per share.
(d) Commencement of offering of Class C shares.
(e) Figures are actual and not rounded to the
nearest thousand.
(f) Commencement of offering of Class Z shares.
(g) Annualized.
--------------------------------------------------
------------------------------
See Notes to Financial Statements.     14

Getting The Most From Your Prudential Mutual Fund.
How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem.
We'd
like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: One 1/100th of 1%. For example, one half of one percentage point is 50 basis points.

Call Option: A contract giving the holder a right to buy stocks or bonds at a predetermined price (called the strike price) before a predetermined expiration date. A buyer of a call option generally expects to benefit from a rise in the price of the stock or bond.

Capital Gain/Capital Loss: The difference between the cost of a capital asset (for example, a stock, bond or mutual fund share) and its selling price. Under current law the federal income tax rate for individuals on a long-term capital gain is up to 28%.

Collateralized Mortgage Obligations (CMOs): Pools of mortgage-backed securities sliced in maturity ranges that bear differing interest rates. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from another security. The rate of return of these financial products rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock or other variable.

Discount Rate: The interest rate charged by the Federal
Reserve on loans to banks and other depository institutions.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to deliver a specific amount of a commodity or financial instrument at a set price at a stipulated time in the future.

Leverage: The use of borrowed assets to enhance return on equity. The expectation is that the interest rate charged will be lower than the return on the investment.
While
leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or mutual fund) can be bought or sold (converted into cash)
in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; most
often used
to describe the difference   between prices bid
and asked
for a security.

Yankee Bond: A bond denominated in U.S. dollars but sold by a foreign company or government in the U.S.
market.

Getting The Most From Your Prudential Mutual Fund.

When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk
Worth It?

Your financial advisor or registered
representative can help
you match the reward you seek with the risk you can tolerate.
And risk can be difficult to gauge --sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction -- there are times when a market sector or asset class will lose value or provide little in the way of total return.
Managing your
own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses.

A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally.
Your financial advisor or registered
representative will review
your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance -- not just based on the current investment fad.

Buy Low, Sell High.

Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Securities Incorporated
One Seaport Plaza
New York, NY 10292

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Series' portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28,
1998 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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